Deferred payment liability	12 Months Ended
Dec. 31, 2022
Deferred Payment Liability
Deferred payment liability

17.	Deferred payment liability

The deferred payment liability relates to the acquisitions of (i) Steel Media on October 3, 2019, (ii) Vedatis on May 1, 2021, (iii) GameKnot on August 30, 2021, (iv) Addicting Games on September 3, 2021, (v) Outplayed on November 22, 2021, and (vi) FFS on April 28, 2022.

(i)	Steel Media deferred payment liability

The Steel Media deferred payment liability consisted of the present value of a USD $1,000,000 payment (the “Steel Media Deferred Payment”) to be paid on October 3, 2020 and the present value of the earn-out payment (the “Steel Media Earn-Out Payment”) of USD $500,000 expected to be paid based on the performance of Steel Media by April 15, 2022.

The Company had, at its option, the ability to settle the Steel Media Deferred Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the five trading days immediately prior to October 3, 2020. The Company also had, at its option, the ability to settle USD $500,000 of the Steel Media Earn-Out Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the five trading days immediately prior to the date that the amount of any Steel Media Earn-Out Payment was conclusively determined.

The expected Steel Media Earn-Out Payment was calculated on a dollar-for-dollar basis to the extent the average annualized normalized gross revenue of Steel Media for the period from January 1, 2020 to December 31, 2021 exceeded USD $2,500,000. The maximum Steel Media Earn-Out Payment would not exceed USD $500,000.

The Steel Media Deferred Payment was included in Steel Media’s total purchase price consideration at an initial fair value of $1,211,818 based on a discounted valuation using a 10.00% discount rate. The Steel Media Earn-Out Payment was included in Steel Media’s total purchase price consideration at an initial fair value of $470,625 based on a discounted valuation using a 13.97% discount rate and an expectation that payment of the full earn-out of USD $500,000 is probable.

The Steel Media Deferred Payment and Steel Media Earn-Out Payment were amortized at an effective interest rate of 9.54% and 13.15% respectively.

Between October 16 and November 2, 2020, $659,832 (USD $500,000) of the Steel Media Deferred Payment liability was paid by the Company. On January 20, 2021, the remaining Steel Media Deferred Payment liability of $632,800 (USD $500,000) was settled by the Company through the issuance of 429,354 common shares of the Company through the exercise of the Company’s option (Note 19).

During the year ended December 31, 2022, the Steel Media Earn-Out Payment was determined to be $461,891 (USD $369,631) resulting in gain on revaluation of deferred payment liability of $149,399 (December 31, 2021 - $Nil). On April 29, 2022, the Company settled the Steel Media Earn-Out Payment through a cash payment of $472,833 (USD $369,631).

The following table shows the movement of the Steel Media deferred payment liability during the year:

	Steel Media Deferred Payment	Steel Media Earn-Out Payment	Total

Balance, January 1, 2021	$636,600	$529,124	$1,165,724
Accretion	-	77,415	77,415
Payment – shares	(632,800)	-	(632,800)
Effect of movement in exchange rates	(3,800)	(6,031)	(9,831)
Balance, December 31, 2021	$-	$600,508	$600,508
Accretion	-	20,698	20,698
Payment – cash	-	(472,833)	(472,833)
Gain on revaluation of deferred payment liability	-	(149,399)	(149,399)
Effect of movement in exchange rates	-	1,026	1,026
Balance, December 31, 2022	-	-	-
Current portion of deferred payment liability	-	-	-
Long-term portion of deferred payment liability	$-	$-	$-

(ii)	Vedatis deferred payment liability

The Vedatis deferred payment liability consists of the present value of a Euro €750,000 payment (the “Vedatis Deferred Payment”) to be paid on May 1, 2022 and the present value of the estimated earn-out payment (the “Vedatis Earn-Out Payment”) expected to be paid based on the performance of Vedatis by August 29, 2025.

The Vedatis Earn-Out Payment, subject to certain conditions, is equal to the sum of earnings before interest, taxes, depreciation and amortization for the best four consecutive quarters of the existing Vedatis business at the time of closing excluding new business generated or enhanced by the Company. The earn-out period is for four years following May 1, 2021.

The Company had, at its option, the ability to settle the Vedatis Deferred Payment of Euro €750,000 either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the two trading days immediately prior to May 1, 2022. On June 2, 2022, the Vedatis Deferred Payment has been settled by the Company issuing 348,852 common shares of the Company through the exercise of the Company’s option (Note 19).

The Company has, at its option, the ability to settle the Vedatis Earn-Out Payment half in cash and half in common shares, the share payment portion will be settled by the allotment and issuance of such number of common shares determined by the volume weighted average price for the two trading days immediately prior to May 1, 2025.

The Company uses Monte-Carlo simulation valuation techniques to estimate the net present value of the Vedatis Earn-Out Payment. The cash portion and equity portion are present valued separately based on the outcomes of the Monte-Carlo simulation. The Vedatis Earn-Out Payment is revalued each reporting period with changes in fair value of the Vedatis Earn-Out Payment recorded in the consolidated statements of loss and comprehensive loss.

The Vedatis Deferred Payment was included in Vedatis’ total purchase price consideration at an initial fair value of $1,047,028 based on a discounted valuation using a 6% discount rate. The Vedatis Earn-Out Payment was included in Vedatis’ total purchase price consideration at an initial fair value of $1,602,902 based on a discounted valuation using an 8.16% and 0.78% discount rate for the cash settled and equity settled portion, respectively, and an expectation that a Vedatis Earn-Out Payment of $1,920,745 is probable. The Vedatis Deferred Payment, upon initial valuation, was amortized at an effective interest rate of 5.86% and the cash portion of the Vedatis Earn-Out Payment was amortized at an effective interest rate of 8.19%.

On December 31, 2022, the Vedatis Earn-Out Payment was revalued at $1,377,764 based on a discounted valuation using a 11.01% and 3.68% discount rate for the cash settled and equity settled portion, respectively, and an expectation that a Vedatis Earn-Out Payment of $1,667,515 is probable. Following the December 31, 2022 revaluation, the cash portion of the Vedatis Earn-Out Payment is amortized at an effective interest rate of 11.06% (December 31, 2021 – 9.83%).

The fair value of the Vedatis Earn-Out Payment at year end was calculated using the following inputs:

	December 31, 2022	December 31, 2021
Payment date Time to maturity	August 29, 2025 2.66 years	August 29, 2025 3.66 years
Required metric risk premium	21.75%	21.75%
EBITDA volatility	15.00%	17.00%
Senior credit rating	B-	B-
Earn-out payment credit rating	CCC+	CCC+
Drift rate	3.73%	1.15%
Discount rate (risk free rate) for equity-based payment	3.68%	1.16%
Discount rate (risk adjusted rate) for cash payment Discount rate for lack of marketability	11.01% Nil%	9.79% Nil%

The following table shows the movement of the Vedatis deferred payment liability during the year:

	Vedatis Deferred Payment	Vedatis Earn-Out Payment	Total
Balance, January 1, 2021	$-	$-	$-
Initial fair value of deferred payment liability (Note 5)	1,047,028	1,602,902	2,649,930
Accretion	41,705	39,830	81,535
Loss on revaluation of deferred payment liability	-	181,707	181,707
Effect of movement in exchange rates	(29,944)	(50,103)	(80,047)
Balance, December 31, 2021	$1,058,789	$1,774,336	$2,833,125
Accretion	21,117	64,110	85,227
Payment – shares	(1,013,400)	-	(1,013,400)
Gain on revaluation of deferred payment liability	-	(472,381)	(472,381)
Effect of movement in exchange rates	(66,506)	11,699	(54,807)
Balance, December 31, 2022	-	1,377,764	1,377,764
Current portion of deferred payment liability	-	-	-
Long-term portion of deferred payment liability	$-	$1,377,764	$1,377,764

(iii)	GameKnot deferred payment liability

The GameKnot deferred payment liability consisted of the present value of a USD $500,000 six-month anniversary payment (the “GameKnot Deferred Payment”) to be paid on February 28, 2022.

The Company had, at its option, the ability to settle the GameKnot Deferred Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the ten trading days prior to August 30, 2021. The GameKnot Deferred Payment was included in GameKnot’s total purchase price consideration at an initial fair value of $613,129 based on a discounted valuation using a 6.00% discount rate. The GameKnot Deferred Payment was amortized at an effective interest rate of 6.01%.

On February 28, 2022, the GameKnot Deferred Payment has been settled by the Company issuing 111,267 common shares of the Company through the exercise of the Company’s option (Note 19).

The following table shows the movement of the GameKnot deferred payment liability during the year:

GameKnot Deferred Payment
Balance, January 1, 2021	$-
Initial fair value of deferred payment liability (Note 5)	613,129
Accretion	12,490
Effect of movement in exchange rates	2,162
Balance, December 31, 2021	$627,781
Accretion	6,111
Payment – shares	(634,900)
Effect of movement in exchange rates	1,008
Balance, December 31, 2022	-
Current portion of deferred payment liability	-
Long-term portion of deferred payment liability	$-

(iv)	Addicting Games deferred payment liability

The Addicting Games deferred payment liability consisted of the present value of a USD $7,000,000 first anniversary payment (the “Addicting Games First Anniversary Deferred Payment”) to be paid on September 3, 2022 and the present value of a USD $3,800,000 second anniversary payment (the “Addicting Games Second Anniversary Deferred Payment”) to be paid on September 3, 2023 (collectively the “Addicting Games Deferred Payment”).

The Company had, at its option, the ability to settle the Addicting Games Deferred Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the ten trading days prior to the payment due dates.

The Addicting Games First Anniversary Deferred Payment was included in Addicting Games’ total purchase price consideration at an initial fair value of $8,181,699 based on a discounted valuation using a 7.10% discount rate. The Addicting Games Second Anniversary Deferred Payment was included in Addicting Games’ total purchase price consideration at an initial fair value of $4,147,054 based on a discounted valuation using a 7.10% discount rate.

The Addicting Games First Anniversary Deferred Payment and Addicting Games Second Anniversary Deferred Payment were amortized at an effective interest rate of 6.88% and 6.88% respectively.

On May 25, 2022, the Company and former shareholders of Addicting Games entered into an amending agreement to the Addicting Games SPA to satisfy the settlement of the Addicting Games Deferred Payment by the Company issuing 4,320,000 common shares of the Company. On June 2, 2022, the Addicting Games Deferred Payment has been settled by the Company issuing 4,319,996 common shares of the Company (Note 19) resulting on a loss on settlement of deferred payment liability of $248,358. The common shares issued were 4 common shares less than 4,320,000 common shares to be issued due the elimination of fractional common shares.

The following table shows the movement of the Addicting Games deferred payment liability during the year:

Addicting Games Deferred Payment
Balance, January 1, 2021	$-
Initial fair value of deferred payment liability (Note 5)	12,328,753
Accretion	280,700
Effect of movement in exchange rates	159,266
Balance, December 31, 2021	$12,768,719
Accretion	372,915
Payment - shares	(13,305,588)
Loss on settlement of deferred payment liability	248,358
Effect of movement in exchange rates	(84,404)
Balance, December 31, 2022	-
Current portion of deferred payment liability	-
Long-term portion of deferred payment liability	$-

(v)	Outplayed deferred payment liability

The Outplayed deferred payment liability consisted of the present value of a USD $8,500,000 first anniversary payment (the “Outplayed First Anniversary Deferred Payment”) to be paid on November 22, 2022, the present value of a USD $8,500,000 second anniversary payment (the “Outplayed Second Anniversary Deferred Payment”) to be paid on November 22, 2023 (collectively, the “Outplayed Deferred Payment”), the present value of the first anniversary earn-out payment USD $6,000,000 (the “Outplayed First Anniversary Earn-Out Payment”) expected to be paid based on the performance of Outplayed by December 22, 2022, and the present value of the second anniversary earn-out payment USD $6,000,000 (the “Outplayed Second Anniversary Earn-Out Payment”) expected to be paid based on the performance of Outplayed by December 22, 2023 (collectively, the “Outplayed Earn-Out Payment”).

The Outplayed Earn-Out Payment, subject to certain conditions, will be paid if certain site traffic based targets are met in the first and second years of operations. The first anniversary earn-out period is for one year from the closing date and the second anniversary earn-out period is for one year from the end of the first anniversary earn-out period.

The Company had, at its option, the ability to settle the Outplayed Deferred Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the ten trading days two business days prior to the anniversary payment due dates. The Company had, at its option, the ability to settle the Outplayed Earn-Out Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the ten trading days prior to the date the applicable earn-out is achieved.

The Outplayed First Anniversary Deferred Payment was included in Outplayed’s total purchase price consideration at an initial fair value of $10,013,937 based on a discounted valuation using a 7.63% discount rate. The Outplayed Second Anniversary Deferred Payment was included in Outplayed’s total purchase price consideration at an initial fair value of $9,304,038 based on a discounted valuation using a 7.63% discount rate. The Outplayed First Anniversary Earn-Out Payment was included in Outplayed’s total purchase price consideration at an initial fair value of $6,272,711 based on a discounted valuation using a 19.50% discount rate with an expectation that payment of the full earn-out of USD $6,000,000 is probable. The Outplayed Second Anniversary Earn-Out Payment was included in Outplayed’s total purchase price consideration at an initial fair value of $5,249,130 based on a discounted valuation using a 19.50% discount rate with an expectation that payment of the full earn-out of USD $6,000,000 is probable.

The Outplayed First Anniversary Earn-Out Payment, the Outplayed Second Anniversary Earn-Out Payment, Outplayed First Anniversary Earn-Out Payment and the Outplayed Second Anniversary Earn-Out Payment were amortized at an effective interest rate of 7.38%, 7.38%, 17.97% and 17.96% respectively.

On May 25, 2022, the Company and former shareholders of Outplayed entered into an amending agreement to the Outplayed MA to satisfy the settlement of the Outplayed Deferred Payment and Outplayed Earn-Out Payment by the Company issuing 11,500,000 common shares of the Company. On June 2, 2022, the Outplayed Deferred Payment and Outplayed Earn-Out Payment has been settled by the Company issuing 11,499,988 common shares of the Company (Note 19) resulting on a loss on settlement of deferred payment liability of $2,900,068. The common shares issued were 12 common shares less than 11,500,000 common shares to be issued due the elimination of fractional common shares.

The following table shows the movement of the Outplayed deferred payment liability during the year:

	Outplayed Deferred Payment	Outplayed Earn-Out Payment	Total
Balance, January 1, 2021	$-	$-	$-
Initial fair value of deferred payment liability (Note 5)	19,317,976	11,521,841	30,839,817
Accretion	151,319	219,808	371,127
Effect of movement in exchange rates	(2,147)	(509)	(2,656)
Balance, December 31, 2021	$19,467,148	$11,741,140	$31,208,288
Accretion	610,138	912,424	1,522,562
Payment – shares	(20,763,426)	(14,656,537)	(35,419,963)
Loss on settlement of deferred payment liability	815,138	2,084,930	2,900,068
Effect of movement in exchange rates	(128,998)	(81,957)	(210,955)
Balance, December 31, 2022	-	-	-
Current portion of deferred payment liability	-	-	-
Long-term portion of deferred payment liability	$-	$-	$-

(vi)	FFS deferred payment liability

The FFS deferred payment liability consists of the present value of a $1,609,600 (GBP £1,000,000) first anniversary payment (the “FFS First Anniversary Deferred Payment”) to be paid on April 28, 2023, the present value of a $80,480 (GBP £50,000) second anniversary payment (the “FFS Second Anniversary Payment”) to be paid April 28, 2024 (collectively, the “FFS Deferred Payment”) and the present value of the first anniversary earn-out payment of $804,800 (GBP £500,000) (the “FFS Earn-Out Payment”) expected to be on April 28, 2023.

The FFS Earn-Out Payment will be paid if the Fantasy Premier League agreement, which expired on August 1, 2022, is renewed for an additional three-year period, on substantially similar or more favourable terms.

The Fantasy Premier League agreement was renewed on August 1, 2022 for an additional three-period on substantially similar terms.

The Company has, at its option, the ability to settle the FFS First Anniversary Deferred Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the ten trading days prior to the payment due date.

The FFS First Anniversary Deferred Payment was included in FFS’ total purchase price consideration at an initial fair value of $1,497,581 based on a discounted valuation using a 7.48% discount rate. The FFS Second Anniversary Deferred Payment was included in FFS’ total purchase price consideration at an initial fair value of $69,668 based on a discounted valuation using a 7.48% discount rate. The FFS Earn-Out Payment was included in FFS’ total purchase price consideration at an initial fair value of $748,790 based on a discounted valuation using a 7.48% discount rate with an expectation that payment of the full earn-out of GBP £500,000 is probable.

The FFS First Anniversary Deferred Payment, FFS Second Anniversary Deferred Payment and FFS Earn-Out Payment are amortized at an effective interest rate of 7.23%, 7.23% and 7.23% respectively.

The following table shows the movement of the FFS deferred payment liability during the year:

	FFS Deferred Payment	FFS Earn-Out Payment	Total
Balance, December 31, 2021	$-	$-	$-
Initial fair value of deferred payment liability (Note 5)	1,567,249	748,790	2,316,039
Accretion	76,532	36,567	113,099
Effect of movement in exchange rates	24,969	11,931	36,900
Balance, December 31, 2022	1,668,750	797,288	2,466,038
Current portion of deferred payment liability	1,594,575	797,288	2,391,863
Long-term portion of deferred payment liability	$74,175	$-	$74,175

The following table shows the aggregate movement of the deferred payment liability during the year ended December 31, 2022 and year ended December 31, 2021:

	December 31, 2022	December 31, 2021

Beginning balance	$48,038,421	$1,165,724
Initial fair value of deferred payment liability	2,316,039	46,431,629
Accretion	2,120,612	823,267
Payment – cash	(472,833)	-
Payment – shares	(50,373,851)	(632,800)
Loss on settlement of deferred payment liability	3,148,426	-
(Gain) loss on revaluation of deferred payment liability	(621,780)	181,707
Effect of movement in exchange rates	(311,232)	68,894
Ending balance	3,843,802	48,038,421
Current portion of deferred payment liability	2,391,863	27,244,146
Long-term portion of deferred payment liability	$1,451,939	$20,794,275

The Company had a working capital adjustment receivable from the acquisition of Addicting Games of $154,398 which was settled as part of the amending agreement to the Addicting Games SPA and is included in the loss of settlement of deferred payment liability in the consolidated statements of loss and comprehensive loss resulting in a total loss on settlement of deferred payment liability of $3,302,824.